DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (95.47%)
COMMUNICATION SERVICES – (14.48%)
Media & Entertainment – (14.48%)
Alphabet Inc., Class A *	5,890	$6,931,882
Alphabet Inc., Class C *	10,153	11,912,616
Facebook, Inc., Class A *	55,770	9,296,301
GCI Liberty, Inc., Class A *	7,409	412,015
Liberty Global plc, Series C *	60,210	1,457,684
Liberty Latin America Ltd., Class C *	20,595	400,573
Liberty TripAdvisor Holdings, Inc., Series A *	8,978	127,398
MultiChoice Group Ltd. (South Africa)*	16,180	135,350
	Total Communication Services	30,673,819
CONSUMER DISCRETIONARY – (15.80%)
Automobiles & Components – (0.59%)
Adient plc *	96,633	1,252,364
Consumer Durables & Apparel – (0.50%)
Hunter Douglas N.V. (Netherlands)	15,742	1,055,984
Consumer Services – (3.51%)
New Oriental Education & Technology Group, Inc., ADR (China)*	82,580	7,439,632
Retailing – (11.20%)
Alibaba Group Holding Ltd., ADR (China)*	31,130	5,679,669
Amazon.com, Inc. *	6,606	11,763,634
Booking Holdings Inc. *	1,055	1,840,880
Liberty Expedia Holdings, Inc., Series A *	4,973	212,844
Naspers Ltd. - N (South Africa)	16,180	3,736,569
Qurate Retail, Inc., Series A *	31,664	505,991
		23,739,587
	Total Consumer Discretionary	33,487,567
ENERGY – (6.31%)
Apache Corp.	245,100	8,495,166
Encana Corp. (Canada)	374,430	2,710,873
Magnolia Oil & Gas Corp., Class A *	179,804	2,157,648
	Total Energy	13,363,687
FINANCIALS – (35.37%)
Banks – (13.59%)
Danske Bank A/S (Denmark)	122,220	2,144,919
DBS Group Holdings Ltd. (Singapore)	177,360	3,301,821
JPMorgan Chase & Co.	83,188	8,421,121
U.S. Bancorp	71,840	3,461,970
Wells Fargo & Co.	237,314	11,467,013
		28,796,844
Diversified Financials – (19.07%)
Capital Markets – (4.46%)
Bank of New York Mellon Corp.	187,360	9,448,565
Consumer Finance – (8.50%)
American Express Co.	71,539	7,819,212
Capital One Financial Corp.	124,810	10,195,729
		18,014,941
Diversified Financial Services – (6.11%)
Berkshire Hathaway Inc., Class A *	43	12,952,245
		40,415,751

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.71%)
Multi-line Insurance – (0.97%)
Loews Corp.	42,980	$2,060,031
Property & Casualty Insurance – (1.74%)
Chubb Ltd.	19,260	2,697,941
Markel Corp. *	980	976,315
		3,674,256
		5,734,287
	Total Financials	74,946,882
HEALTH CARE – (2.37%)
Health Care Equipment & Services – (2.37%)
CVS Health Corp.	40,222	2,169,173
Quest Diagnostics Inc.	31,670	2,847,766
	Total Health Care	5,016,939
INDUSTRIALS – (10.63%)
Capital Goods – (10.63%)
Ferguson PLC (United Kingdom)	70,494	4,484,239
General Electric Co.	225,220	2,249,948
Johnson Controls International plc	146,279	5,403,546
Orascom Construction PLC (United Arab Emirates)	14,625	95,063
United Technologies Corp.	78,630	10,134,621
Wabtec Corp.	2,156	158,940
	Total Industrials	22,526,357
INFORMATION TECHNOLOGY – (8.78%)
Semiconductors & Semiconductor Equipment – (6.56%)
Applied Materials, Inc.	211,910	8,404,350
Texas Instruments Inc.	51,780	5,492,305
		13,896,655
Software & Services – (2.22%)
Microsoft Corp.	26,300	3,101,822
Oracle Corp.	30,120	1,617,745
		4,719,567
	Total Information Technology	18,616,222
MATERIALS – (1.73%)
LafargeHolcim Ltd. (Switzerland)	74,118	3,659,906
	Total Materials	3,659,906
TOTAL COMMON STOCK – (Identified cost $133,458,873)		202,291,379
PREFERRED STOCK – (2.84%)
INDUSTRIALS – (2.84%)
Transportation – (2.84%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	6,010,261
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		6,010,261

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.85%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $1,532,345 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $1,562,640)	$1,532,000	$1,532,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $233,049 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $237,660)	233,000	233,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $919,203 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.95%-4.50%, 12/01/30-02/01/49, total market value $937,380)	919,000	919,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $1,226,255 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 04/01/28-04/01/49, total market value $1,250,520)	1,226,000	1,226,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,910,000)		3,910,000
	Total Investments – (100.16%) – (Identified cost $141,328,452)		212,211,640
	Liabilities Less Other Assets – (0.16%)		(330,469)
		Net Assets – (100.00%)	$211,881,171

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,010,261 or 2.84% of the Fund's net assets as of March 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.28%)
COMMUNICATION SERVICES – (3.30%)
Media & Entertainment – (3.30%)
Alphabet Inc., Class A *	700	$823,823
Alphabet Inc., Class C *	1,075	1,261,308
	Total Communication Services	2,085,131
FINANCIALS – (94.98%)
Banks – (32.82%)
Bank of America Corp.	41,410	1,142,502
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	1,740,539
Danske Bank A/S (Denmark)	27,410	481,036
DBS Group Holdings Ltd. (Singapore)	122,651	2,283,331
DNB ASA (Norway)	146,330	2,694,184
JPMorgan Chase & Co.	32,000	3,239,360
PNC Financial Services Group, Inc.	11,960	1,467,014
U.S. Bancorp	94,110	4,535,161
Wells Fargo & Co.	65,170	3,149,014
		20,732,141
Diversified Financials – (40.00%)
Capital Markets – (19.08%)
Bank of New York Mellon Corp.	71,320	3,596,668
Blackstone Group L.P.	21,800	762,346
Charles Schwab Corp.	18,500	791,060
Goldman Sachs Group, Inc.	9,650	1,852,703
Julius Baer Group Ltd. (Switzerland)	48,914	1,976,209
KKR & Co. Inc., Class A	55,480	1,303,225
State Street Corp.	26,810	1,764,366
		12,046,577
Consumer Finance – (12.72%)
American Express Co.	34,610	3,782,873
Capital One Financial Corp.	52,040	4,251,148
		8,034,021
Diversified Financial Services – (8.20%)
Berkshire Hathaway Inc., Class A *	15	4,518,225
Visa Inc., Class A	4,240	662,246
		5,180,471
		25,261,069
Insurance – (22.16%)
Multi-line Insurance – (4.00%)
Loews Corp.	52,660	2,523,994
Property & Casualty Insurance – (9.91%)
Chubb Ltd.	21,906	3,068,593
Markel Corp. *	3,205	3,192,949
		6,261,542
Reinsurance – (8.25%)
Alleghany Corp. *	3,020	1,849,448
Everest Re Group, Ltd.	6,590	1,423,176
Greenlight Capital Re, Ltd., Class A *	51,500	559,805

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	14,130	$1,380,433
			5,212,862
			13,998,398
		Total Financials	59,991,608
	TOTAL COMMON STOCK – (Identified cost $41,750,551)		62,076,739
SHORT-TERM INVESTMENTS – (1.75%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $433,097 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $441,660)	$433,000	433,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $66,014 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $67,320)	66,000	66,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $260,057 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.95%-6.50%, 07/01/29-12/01/30, total market value $265,200)	260,000	260,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $347,072 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.60%, 07/01/24, total market value $353,940)	347,000	347,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,106,000)		1,106,000
	Total Investments – (100.03%) – (Identified cost $42,856,551)		63,182,739
	Liabilities Less Other Assets – (0.03%)		(21,045)
	Net Assets – (100.00%)		$63,161,694

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (96.12%)
REAL ESTATE – (96.12%)
Equity Real Estate Investment Trusts (REITs) – (96.12%)
Diversified REITs – (1.84%)
Alexander & Baldwin, Inc.	3,180	$80,899
Liberty Property Trust	3,060	148,165
STORE Capital Corp.	1,000	33,500
		262,564
Health Care REITs – (4.18%)
HCP, Inc.	8,170	255,721
Ventas, Inc.	5,360	342,022
		597,743
Hotel & Resort REITs – (2.55%)
Host Hotels & Resorts Inc.	13,840	261,576
Ryman Hospitality Properties, Inc.	1,250	102,800
		364,376
Industrial REITs – (10.61%)
EastGroup Properties, Inc.	620	69,217
First Industrial Realty Trust, Inc.	2,030	71,781
Prologis, Inc.	9,515	684,604
Rexford Industrial Realty, Inc.	9,880	353,803
Terreno Realty Corp.	7,990	335,899
		1,515,304
Office REITs – (17.19%)
Alexandria Real Estate Equities, Inc.	3,260	464,746
Boston Properties, Inc.	3,980	532,842
Brandywine Realty Trust	14,060	222,992
Cousins Properties, Inc.	21,500	207,690
Great Portland Estates PLC (United Kingdom)	19,463	189,235
Hudson Pacific Properties, Inc.	13,670	470,521
SL Green Realty Corp.	1,770	159,158
Vornado Realty Trust	3,110	209,738
		2,456,922
Residential REITs – (22.62%)
American Campus Communities, Inc.	9,560	454,865
American Homes 4 Rent, Class A	3,930	89,290
AvalonBay Communities, Inc.	4,140	831,022
Camden Property Trust	4,430	449,645
Equity LifeStyle Properties, Inc.	1,620	185,166
Equity Residential	5,420	408,234
Essex Property Trust, Inc.	1,620	468,569
Invitation Homes Inc.	3,610	87,831
Mid-America Apartment Communities, Inc.	700	76,531
Sun Communities, Inc.	1,530	181,336
		3,232,489
Retail REITs – (18.69%)
Acadia Realty Trust	14,040	382,871
Brixmor Property Group, Inc.	15,320	281,428
Federal Realty Investment Trust	2,790	384,602
Macerich Co.	2,020	87,567

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Regency Centers Corp.	5,850	$394,816
Retail Opportunity Investments Corp.	9,085	157,534
Simon Property Group, Inc.	5,390	982,112
		2,670,930
Specialized REITs – (18.44%)
CoreSite Realty Corp.	2,190	234,374
Crown Castle International Corp.	3,430	439,040
CubeSmart	3,220	103,169
Digital Realty Trust, Inc.	3,750	446,250
Equinix, Inc.	1,480	670,677
Extra Space Storage Inc.	2,440	248,660
Life Storage, Inc.	1,330	129,369
Public Storage	1,670	363,693
		2,635,232
	Total Real Estate	13,735,560
TOTAL COMMON STOCK – (Identified cost $11,528,147)		13,735,560
PREFERRED STOCK – (0.43%)
REAL ESTATE – (0.43%)
Equity Real Estate Investment Trusts (REITs) – (0.43%)
Retail REITs – (0.43%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	3,136	30,450
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	3,480	31,494
	Total Real Estate	61,944
TOTAL PREFERRED STOCK – (Identified cost $96,498)		61,944
SHORT-TERM INVESTMENTS – (3.54%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.70%, 04/01/19, dated 03/29/19, repurchase value of $198,045 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-10.00%, 04/20/19-12/20/68, total market value $201,960)	$198,000	198,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $30,006 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.875%, 11/30/23, total market value $30,600)	30,000	30,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.65%, 04/01/19, dated 03/29/19, repurchase value of $119,026 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.50%, 01/01/20-08/01/48, total market value $121,380)	119,000	119,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2019 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.50%, 04/01/19, dated 03/29/19, repurchase value of $159,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 04/01/28-04/01/49, total market value $162,180)	$159,000	$159,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $506,000)		506,000
	Total Investments – (100.09%) – (Identified cost $12,130,645)	14,303,504
	Liabilities Less Other Assets – (0.09%)	(12,694)
	Net Assets – (100.00%)	$14,290,810

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$30,673,819	$2,085,131	$–
Consumer Discretionary	33,487,567	–	–
Energy	13,363,687	–	–
Financials	74,946,882	59,991,608	–
Health Care	5,016,939	–	–
Industrials	22,526,357	–	–
Information Technology	18,616,222	–	–
Materials	3,659,906	–	–
Real Estate	–	–	13,735,560
Preferred Stock:
Real Estate	–	–	61,944
Total Level 1	202,291,379	62,076,739	13,797,504
Level 2 – Other Significant Observable Inputs:
Short-term securities	3,910,000	1,106,000	506,000
Total Level 2	3,910,000	1,106,000	506,000
Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Industrials	6,010,261	–	–
Total Level 3	6,010,261	–	–
Total Investments	$212,211,640	$63,182,739	$14,303,504

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2019. The net increase in unrealized appreciation during the period on Level 3 securities still held at March 31, 2019 for Davis Value Portfolio was $14,365. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance March 31, 2019
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,995,896	$–	$14,365	$–	$–	$6,010,261
Total Level 3	$5,995,896	$–	$14,365	$–	$–	$6,010,261

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount	Impact to Valuation from
	March 31, 2019	Technique	Input	or Range	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$6,010,261	Market Approach	Volume-Weighted	$46.00-$48.39	Increase
			Transaction Price
Total Level 3	$6,010,261

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Unrealized appreciation	$81,985,302	$21,013,886	$2,262,317
Unrealized depreciation	(12,336,954)	(810,108)	(114,583)
Net unrealized appreciation	$69,648,348	$20,203,778	$2,147,734
Aggregate cost	$142,563,292	$42,978,961	$12,155,770